AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 7, 2004


                                                              FILE NOS. 2-90518
                                                                       811-4006
  ==========================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 69

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                               AMENDMENT NO. 70

                              CITIFUNDS TRUST I*
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  125 BROAD STREET, NEW YORK, NEW YORK 10004
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                           300 FIRST STAMFORD PLACE
                                   4TH FLOOR
                          Stamford, Connecticut 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                                ROGER P. JOSEPH
                   BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective on November 1, 2004, pursuant to subparagraph (b) of Rule 485, or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (a)(3) of Rule 485.

*This filing relates solely to shares of the Trust's series Smith Barney Emerging Markets Equity Fund.


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                               Explanatory Note

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 68 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) pursuant to Rule 485(a) on July 29, 2004 (Accession No. 0000929638-04-000099) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 1, 2004 or such earlier date on which the Commission may declare this filing effective pursuant to subparagraph (a)(3) of Rule 485.



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PART C

ITEM 23. EXHIBITS.

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+                 a(1)       Amended and Restated Declaration of Trust of the Registrant

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+++               a(2)       Certificate of Amendment to the Amended and Restated Declaration of Trust

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++++              a(3)       Certificate of Amendment to the Amended and Restated Declaration of Trust

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~~~               a(4)       Form of Amendment to Exhibit A and Exhibit B of the Amended and Restated
                             Declaration of Trust

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+                 b(1)       Amended and Restated By-Laws of the Registrant

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~~~               d(1)       Form of Management Agreement between the Registrant, on behalf of Smith
                             Barney Emerging Markets Equity Fund, and Smith Barney Fund
                             Management LLC ('SBFM'), as manager

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~                 e(1)       Distribution Agreement between the Registrant and Citigroup Global Markets
                             Inc. (formerly Salomon Smith Barney, Inc.)

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~~~               e(2)       Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon
                             Smith Barney, Inc.)

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*                 g(1)       Custodian Contract between the Registrant and State Street Bank and Trust
                             Company ('State Street'), as custodian

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~~~               g(2)       Form of Letter Agreement adding Smith Barney Emerging Markets Equity
                             Fund to the Custodian Contract between the Registrant and State Street

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^                 h(1)       Transfer Agency Agreement with Citi Fiduciary Trust Company, as transfer agent

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~~~               h(2)       Form of Letter Agreement adding the fund to the Transfer Agency and
                             Servicing Agreement with Citi Fiduciary Trust company, as transfer agent

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~~~               h(3)       Form of Sub-Transfer Agency and Services Agreement between Citicorp Trust
                             Bank, fsb (f/k/a Smith Barney Private Trust Company) and PFPC Inc. (f/k/a
                             First Data Investor Services Group, Inc.)

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~~~               h(4)       Form of Letter Agreement adding the fund to the Sub-Transfer Agency and
                             Services Agreement

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++                h(5)       Retirement Plan of the Registrant

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To be filed by    I          Opinion and consent of counsel
amendment
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~~~               m(1)       Form of Service Plan for Class A shares of Smith Barney Emerging Markets
                             Equity Fund

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~~~               m(2)       Form of Service Plan for Class B shares of Smith Barney Emerging Markets
                             Equity Fund
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~~~               m(3)       Form of Service Plan for Class C shares of Smith Barney Emerging Markets
                             Equity Fund
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**                o          Multiple Class Plan of the Registrant

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***               p(1)       Code of Ethics for the Registrant and SBAM

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*** and ****      p(2)       Code of Ethics for the Distributor

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++                q(1)       Powers of Attorney for the Trustees of the Registrant
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++ and +++++      q(2)       Powers of Attorney for certain officers of the Registrant

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~~                q(3)       Powers of Attorney for certain officers of the Registrant
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*        Incorporated herein by reference to Post-Effective Amendment No. 26 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on December 30, 1997.

**       Incorporated herein by reference to Post-Effective Amendment No. 31 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on February 12, 1999.

***      Incorporated herein by reference to Post-Effective Amendment No. 39 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on June 2, 2000.

^        Incorporated by reference to Post -Effective Amendment No. 40 to the Registrant's
         Registration Statement on Form N1-A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

****     Incorporated herein by reference to Post-Effective Amendment No. 42 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on September 11, 2000.

+        Incorporated herein by reference to Post-Effective Amendment No. 47 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on December 5, 2001.

++       Incorporated herein by reference to Post-Effective Amendment No. 54 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on February 19, 2003.

+++      Incorporated herein by reference to Post-Effective Amendment No. 56 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on April 18, 2003.

++++     Incorporated herein by reference to Post-Effective Amendment No. 59 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on October 31, 2003.

+++++    Incorporated herein by reference to Post-Effective Amendment No. 60 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on December 24, 2003.

~        Incorporated herein by reference to Post-Effective Amendment No. 62 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on February 3, 2004.

~~       Incorporated herein by reference to Post-Effective Amendment No. 64 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on April 2, 2004.

~~~      Incorporated herein by reference to Post-Effective Amendment No. 69 to the
         Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the
         Securities and Exchange Commission on July 29, 2004.
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ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        Not applicable.

ITEM 25. INDEMNIFICATION.

        Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

        The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

Item 27. Principal Underwriters.

        (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.),the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust and CitiFunds Institutional Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

        CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash

Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

        (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

        (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

NAME/ADDRESS

CitiFunds Trust I
125 Broad Street
New York, NY 10004

Smith Barney Fund Management LLC
399 Park Avenue
New York, NY 10022
and
300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

PFPC Inc.
PO BOX 9794
Providence, Rhode Island 02940.

ITEM 29. MANAGEMENT SERVICES.

        Not applicable.

ITEM 30. UNDERTAKINGS.

        Not applicable.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 7th day of October, 2004.

                                       CITIFUNDS TRUST I, on behalf of its
                                       series Smith Barney Emerging Markets
                                       Equity Fund

                                       By:  /s/ Rosemary D. Emmens
                                            Rosemary D. Emmens
                                            Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 7th, 2004.
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SIGNATURE                    TITLE
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R. JAY GERKEN*               President, Principal Executive Officer and Trustee
R. JAY GERKEN
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Andrew B. Shoup*             Principal Financial Officer and Principal Accounting Officer
ANDREW B. SHOUP
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ELLIOTT J. BERV*             Trustee
ELLIOTT J. BERV
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DONALD M. CARLTON*           Trustee
DONALD M. CARLTON
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A. BENTON COCANOUGHER*       Trustee
A. BENTON COCANOUGHER
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MARK T. FINN*                Trustee
MARK T. FINN
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STEPHEN RANDOLPH GROSS*      Trustee
STEPHEN RANDOLPH GROSS
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DIANA R. HARRINGTON*         Trustee
DIANA R. HARRINGTON
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SUSAN B. KERLEY*             Trustee
SUSAN B. KERLEY
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ALAN G. MERTEN*              Trustee
ALAN G. MERTEN
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R. RICHARDSON PETTIT*        Trustee
R. RICHARDSON PETTIT
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*By: /s/ ROSEMARY D. EMMENS
     ROSEMARY D. EMMENS

EXECUTED BY ROSEMARY D.
EMMENS ON BEHALF OF THOSE
INDICATED PURSUANT TO
POWERS OF ATTORNEY

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